March 6, 2007
Filing Desk U.S. Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, DC 20549
Attention: Filings – Rule 497(j)
Re:	Dreyfus Premier Fixed Income Funds
- Dreyfus Premier Core Bond Fund
1933 Act No.: 33-7172
1940 Act No.: 811-4748
CIK No.:0000797073

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 39 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2007.

Please address any comments or questions to the attention of the undersigned at (212) 922-6845.

Sincerely,

/s/ Anthony J. Galioto

Anthony J. Galioto
Assistant General Counsel